ING Equity Trust	ING Funds Trust
ING Mayflower Trust	ING Mutual Funds
ING Series Fund, Inc.

Prospectus Supplement dated May 22, 2009

To the current Prospectuses for the above-named Trusts/Companies

All Funds - All Share Classes

The Board of Trustees/Directors of each of the Registrants listed above approved a change to the Transfer Agent for each Fund of each Registrant effective April 20, 2009.  The Prospectuses for each Fund are hereby amended as follows:

The table in the section of the Prospectus entitled “Shareholder Guide - How to Purchase Shares” is amended to delete the second, third and fourth paragraphs in the column entitled “Initial Investment” for the row entitled “By Wire” and replace them with the following:

PNC

ABA# 031000053

Pittsburgh, PA

credit to:                           (the Fund)

A/C #8611773535: for further credit to Shareholder A/C #

(A/C # you received over the telephone)

Shareholder Name:

(Your Name Here)

After wiring funds you must complete the Account Application and send it to:

ING Funds

P.O. Box 9772

Providence, RI 02940-9772

The table in the section of the Prospectus entitled “Shareholder Guide - How to Redeem Shares” is amended to delete the first paragraph in the column entitled “Procedures” for the row entitled “By Mail” and replace it with the following:

Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

ING Funds

P.O. Box 9772

Providence, RI 02940-9772

All Funds - Class I Shares and Class W Shares Only

The Board of Trustees/Directors of each of the Registrants listed above approved a change to the paragraph in the section entitled “Purchase Options” of each Fund’s Class I and Class W Shares Prospectus to add individuals whose accounts are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940 to the types of investors permitted to invest in those share classes effective June 4, 2009.

The following sentence is added as the fifth sentence to the last paragraph in the section entitled “Shareholder Guide – Class I and/or Class W Shares” of each Prospectus:

Minimum investment amounts may not be waived for individual accounts that are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940.

Please retain this Supplement with your prospectus for future reference.

ING Equity Trust	ING Funds Trust
ING Mayflower Trust	ING Mutual Funds
ING Series Fund, Inc.

Supplement dated May 22, 2009

To the current Statements of Additional Information for the above-named

Trusts/Companies

All Funds

The Board of Trustees/Directors of each of the Registrants listed above approved a change in the Transfer Agent for each Fund of each Registrant effective April 20, 2009.  The Statements of Additional Information for each Fund are hereby amended as follows:

All references to DST Systems, Inc. (“DST”) are hereby deleted and replaced with the following:

PNC Global Investment Servicing (U.S.) Inc. (“PNC”), 301 Bellevue Parkway, Wilmington, Delaware 19809

All references to ING Funds mailing address are hereby deleted and replaced with the following:

ING Funds at P.O. Box 9772, Providence, RI  02940-9772

Please retain this Supplement with your prospectus for future reference.